Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

Note 32 - Related parties

Zealand has no related parties with controlling interest.

Zealand’s other related parties comprise the Company’s Board of Directors and Corporate Management.

Remuneration to the Board of Directors and Corporate Management is disclosed in note 7.

No further transactions with related parties were conducted during the year.

Ownership

The following shareholders are registered in Zealand Pharma’s register of shareholders as owning mini-mum 5% of the voting rights or minimum 5% of the share capital (1 share equals 1 vote) at December 31, 2021:

●	Van Herk Investments, Rotterdam, Netherlands
●	Credit Suisse Bank, Zürich, Switzerland
●	SMALLCAP World Fund, Los Angeles, USA (shares)
●	The Capital Group Companies, Los Angeles, USA (votes)